CONVERTIBLE NOTES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CONVERTIBLE NOTES
Issuance of convertible notes		$ 25,297	$ 75,037	$ 23,445
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		4,448	13,162	1,065
Changes in fair values of convertible notes due to the instrument-specific credit risk		1,670	33	(132)
Foreign currency translation adjustment		(6,797)	(31,048)	448
- Current portion		20,277
- Non-current portion		81,635	76,770
Convertible notes
CONVERTIBLE NOTES
Beginning balance		76,770	23,445
Issuance of convertible notes		25,297	75,037	23,445
Conversion to Series Pre-A redeemable convertible preferred shares (note 14)			(23,445)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		2,992	4,264
Changes in fair values of convertible notes due to the instrument-specific credit risk		6,963	890
Foreign currency translation adjustment		(1,390)	(3,421)
Partial redemption of convertible notes			(5,648)
Interest paid			(3,072)
Ending balance		101,912	76,770	23,445
- Current portion		20,277
- Non-current portion		81,635
Series Pre-A Note
CONVERTIBLE NOTES
Beginning balance			23,445
Issuance of convertible notes				23,445
Conversion to Series Pre-A redeemable convertible preferred shares (note 14)			(23,445)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk | ¥	¥ 0
Ending balance				23,445
Subsidiary Convertible Note
CONVERTIBLE NOTES
Beginning balance		76,770
Issuance of convertible notes			75,037
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		2,376	4,264	0
Changes in fair values of convertible notes due to the instrument-specific credit risk		6,951	890	0
Foreign currency translation adjustment		(1,390)	(3,421)
Interest paid			(3,072)
Ending balance		81,635	76,770
- Non-current portion		81,635
2023 Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes		25,297
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		616	0	0
Changes in fair values of convertible notes due to the instrument-specific credit risk		12	0	$ 0
Partial redemption of convertible notes			$ (5,648)
Ending balance		20,277
- Current portion		$ 20,277